ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of intangible assets

	December 31, 2012				December 31, 2013
	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount
Intangible assets not subject to amortization:
Trademark/Domain Name	$1,010	$—	$(1,010)	$—	$1,220	$—	$(1,010)	$210

Intangible assets subject to amortization:
- Technology Platform	90	(90)	—	—	90	(90)	—	—
- Non-compete Agreement	9	(7)	(2)	—	9	(7)	(2)	—
- Customer Base	32	(22)	(10)	—	32	(22)	(10)	—
- Technology	—	—	—	—	36	—	—	36
- Members	—	—	—	—	20	—	—	20

	$1,141	$(119)	$(1,022)	$—	$1,407	$(119)	$(1,022)	$266